Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt
Note 7 – Debt

Debt was as follows:

(in millions)	December 31, 2016	December 31, 2015
5.250% Senior Notes due 2018	$500	$500
6.288% Senior Reset Notes to affiliates due 2019	1,250	1,250
6.464% Senior Notes due 2019	1,250	1,250
6.366% Senior Reset Notes to affiliates due 2020	1,250	1,250
6.542% Senior Notes due 2020	1,250	1,250
6.625% Senior Notes due 2020	1,000	1,000
6.250% Senior Notes due 2021	1,750	1,750
6.633% Senior Notes due 2021	1,250	1,250
8.097% Senior Reset Notes to affiliates due 2021	1,250	1,250
6.125% Senior Notes due 2022	1,000	1,000
6.731% Senior Notes due 2022	1,250	1,250
8.195% Senior Reset Notes to affiliates due 2022	1,250	1,250
6.000% Senior Notes due 2023	1,300	1,300
6.625% Senior Notes due 2023	1,750	1,750
6.836% Senior Notes due 2023	600	600
9.332% Senior Reset Notes to affiliates due 2023	600	600
6.000% Senior Notes due 2024	1,000	—
6.500% Senior Notes due 2024	1,000	1,000
6.375% Senior Notes due 2025	1,700	1,700
6.500% Senior Notes due 2026	2,000	2,000
Senior Secured Term Loans	1,980	2,000
Capital leases	1,425	826
Unamortized premium from purchase price allocation fair value adjustment	212	250
Unamortized discount on Senior Secured Term Loans	(8)	(10)
Debt issuance cost	(23)	(23)
Total debt	27,786	26,243
Less: Current portion of Senior Secured Term Loans	20	20
Less: Current portion of capital leases	334	162
Total long-term debt	$27,432	$26,061

Classified on the balance sheet as:
Long-term debt	$21,832	$20,461
Long-term debt to affiliates	5,600	5,600
Total long-term debt	$27,432	$26,061

Long-term Debt

In March 2016, T-Mobile USA, Inc. (“T-Mobile USA”), a subsidiary of T-Mobile US, Inc., and certain of its affiliates, as guarantors, entered into a purchase agreement with Deutsche Telekom AG (“Deutsche Telekom”), our majority stockholder, under which T-Mobile USA may, at its option, issue and sell to Deutsche Telekom $2.0 billion of 5.300% Senior Notes due 2021 (the “5.300% Senior Notes”) for an aggregate purchase price of $2.0 billion. As amended in October 2016, if T-Mobile USA does not elect to issue the 5.300% Senior Notes on or prior to May 5, 2017, the commitment under the purchase agreement terminates and T-Mobile USA must reimburse Deutsche Telekom for the cost of its hedging arrangements (if any) related to the transaction. As of December 31, 2016, if the commitment under this purchase agreement was terminated, the reimbursement amount due to Deutsche Telekom would not be significant. In addition, T-Mobile USA is required to reimburse Deutsche Telekom for its cost of hedging arrangements related to the extension for the duration of the extended commitments, which is not expected to be significant.

In April 2016, T-Mobile USA and certain of its affiliates, as guarantors, (i) issued $1.0 billion of public 6.000% Senior Notes due 2024, (ii) entered into a purchase agreement with Deutsche Telekom, under which T-Mobile USA may, at its option, issue and sell to Deutsche Telekom up to $1.35 billion of 6.000% Senior Notes due 2024 and (iii) entered into another purchase agreement with Deutsche Telekom, under which T-Mobile USA may, at its option, issue and sell up to an additional $650 million of 6.000% Senior Notes due 2024.

The purchase price for the 6.000% Senior Notes that may be issued under the $1.35 billion purchase agreement will be approximately 103.316% of the outstanding principal balance of the notes issued. As amended in October 2016, if T-Mobile USA does not elect to issue the 6.000% Senior Notes under the $1.35 billion purchase agreement on or prior to May 5, 2017 or elects to issue less than $1.35 billion of 6.000% Senior Notes, any unused portion of the commitment under the purchase agreement terminates and T-Mobile USA must reimburse Deutsche Telekom for the cost of its hedging arrangements (if any) related to the transaction. As of December 31, 2016, if the commitment under this purchase agreement was terminated, the reimbursement amount due to Deutsche Telekom would not be significant. In addition, T-Mobile USA is required to reimburse Deutsche Telekom for its cost of hedging arrangements related to the extension for the duration of the extended commitments, which is not expected to be significant.

The purchase price for the 6.000% Senior Notes that may be issued under the $650 million purchase agreement will be approximately 104.047% of the outstanding principal balance of the notes issued. As amended in October 2016, if T-Mobile USA does not elect to issue the 6.000% Senior Notes under the $650 million purchase agreement on or prior to May 5, 2017 or elects to issue less than $650 million of 6.000% Senior Notes, any unused portion of the commitment under the purchase agreement terminates and T-Mobile USA must reimburse Deutsche Telekom for the cost of its hedging arrangements (if any) related to the transaction. As of December 31, 2016, if the commitment under this purchase agreement was terminated, the reimbursement amount due to Deutsche Telekom would not be significant. In addition, T-Mobile USA is required to reimburse Deutsche Telekom for its cost of hedging arrangements related to the extension for the duration of the extended commitments, which is not expected to be significant.

In January 2017, T-Mobile USA borrowed $4.0 billion under a secured term loan facility (“Incremental Term Loan Facility”) with Deutsche Telekom to refinance $1.98 billion of outstanding secured term loans under its Term Loan Credit Agreement dated November 9, 2015, with the remaining net proceeds from the transaction intended to be used to redeem callable high yield debt. The loans under the Incremental Term Loan Facility were drawn in two tranches on January 31, 2017 (i) $2.0 billion of which will bear interest at a rate equal to a per annum rate of LIBOR plus a margin of 2.00% and will mature on November 9, 2022 and (ii) $2.0 billion of which will bear interest at a rate equal to a per annum rate of LIBOR plus a margin of 2.25% and will mature on January 31, 2024. The Incremental Term Loan Facility increases Deutsche Telekom’s incremental term loan commitment provided to T-Mobile USA under that certain First Incremental Facility Amendment dated as of December 29, 2016 from $660 million to $2.0 billion and provides to T-Mobile USA an additional $2.0 billion incremental term loan commitment. See Note 14 – Subsequent Events for further information.

In addition to the new debt issued, and purchase commitments with Deutsche Telekom, the supplemental indentures governing the Senior Reset Notes to affiliates provided for the adjustment of the interest rates on such Notes at various reset dates to rates determined in accordance with the applicable supplemental indenture.  In April 2016, the interest rate on the $600 million of Senior Reset Notes to affiliates due 2023 was adjusted from 5.950% to 9.332%.

Capital Leases

Capital lease agreements relate to network and IT equipment with varying expiration terms through 2030. Future minimum payments required under capital leases, including interest, over their remaining terms are summarized below:

(in millions)	Future Minimum Payments
Year Ending December 31,
2017	$390
2018	354
2019	315
2020	200
2021	150
Thereafter	214
Total	$1,623
Interest included	$198

Financing Arrangements

We maintain a handset financing arrangement with Deutsche Bank AG (“Deutsche Bank”), which allows for up to $108 million in borrowings.  Under the handset financing arrangement, we can effectively extend payment terms for invoices payable to certain handset vendors.  The interest rate on the handset financing arrangement is determined based on LIBOR plus a specified margin per the arrangement.  Obligations under the handset financing arrangement are included in Short-term debt in our Consolidated Balance Sheets.  In 2016 and 2015, we utilized and repaid $100 million under the financing arrangement. As of December 31, 2016 and 2015, there was no outstanding balance.

We maintain vendor financing arrangements with our primary network equipment suppliers. Under the respective agreements, we can obtain extended financing terms. The interest rate on the vendor financing arrangements is determined based on the difference between LIBOR and a specified margin per the agreements. Obligations under the vendor financing arrangements are included in Short-term debt in our Consolidated Balance Sheets. As of December 31, 2016 and 2015, there was no outstanding balance.

Revolving Credit Facility and Standby Letters of Credit

We had an unsecured revolving credit facility with Deutsche Telekom which allowed for up to $500 million in borrowings. In December 2016, we terminated our $500 million unsecured revolving credit facility with Deutsche Telekom. As of December 31, 2016, there were no outstanding borrowings outstanding under this facility.

In December 2016, T-Mobile USA entered into a $2.5 billion revolving credit facility with Deutsche Telekom which comprised of (i) a three-year $1.0 billion unsecured revolving credit agreement and (ii) a three-year $1.5 billion secured revolving credit agreement. The applicable margin for the Unsecured Revolving Credit Facility ranges from 2.00% to 3.25% per annum for Eurodollar Rate loans. The applicable margin for the Secured Revolving Credit Facility ranges from 1.00% to 1.75% per annum for Eurodollar Rate loans. As of December 31, 2016, there were no outstanding borrowings under the revolving credit facility.

For the purposes of securing our obligations to provide handset insurance services, we maintain an agreement for standby letters of credit with JP Morgan Chase Bank, N.A. (“JP Morgan Chase”). For purposes of securing our general purpose obligations, we maintain a letter of credit reimbursement agreement with Deutsche Bank.

The following table summarizes the outstanding standby letters of credit under each agreement:

(in millions)	December 31, 2016	December 31, 2015
JP Morgan Chase	$20	$36
Deutsche Bank	54	54
Total outstanding balance	$74	$90